SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 3,390,393	$ 2,853,078	$ 3,467,626
Total long-lived assets	1,049,004	813,871
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	356,140	411,165	333,383
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	94,066	132,185	75,912
Netherlands
Revenues generated by geographic location of customers' headquarter
Total net revenues	51,357	36,732	12,859
United Kingdom
Revenues generated by geographic location of customers' headquarter
Total net revenues	48,295	73,274	98,800
Turkey
Revenues generated by geographic location of customers' headquarter
Total net revenues	24,833	9,544	7,547
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	13,471	22,516	8,246
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	76,049	103,280	111,869
Australia
Revenues generated by geographic location of customers' headquarter
Total net revenues	48,069	33,634	18,150
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,108,162	1,103,509	1,750,000
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	628,815	863,500	903,748
Total long-lived assets	71,761	67,652
BRAZIL
Revenues generated by geographic location of customers' headquarter
Total net revenues	388,554	33,002
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	52,194	193,790	747,100
Total long-lived assets	8,827	7,308
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	38,599	13,217	99,152
Total long-lived assets	193,452	136,457
Asia
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,926,091	1,338,404	1,384,243
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	874,559	585,296	402,180
Total long-lived assets	675,291	434,989
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	476,946	373,396	578,173
Total long-lived assets	99,673	167,465
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	336,468	292,234	262,536
Singapore
Revenues generated by geographic location of customers' headquarter
Total net revenues	97,483	7,615	24,131
U.A.E
Revenues generated by geographic location of customers' headquarter
Total net revenues	91,991	5,391
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 48,644	$ 74,472	$ 117,223